Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 3,311	$ 2,925
Prepaid expenses	2,033	1,862
Other	2,776	3,184
Prepaid expenses and other current assets	$ 8,120	$ 7,971